CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Cogeneration -- 5.1%
  ---------------------------------------------------------------------------------------
  NR       BBB-        $1,500      Central Valley Financing Authority,
                                   Cogeneration, 5.20%, 7/1/99               $  1,507,965
  ---------------------------------------------------------------------------------------
                                                                             $  1,507,965
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 7.3%
  ---------------------------------------------------------------------------------------
  A2       A-1         $1,000      California Pollution Control Financing
                                   Authority, (San Diego Gas & Electric),
                                   5.90%, 6/1/14(1)                          $  1,118,050
  NR       A+           1,000      California Pollution Control Financing
                                   Authority, (Southern California Edison
                                   Co.), 6.85%, 12/1/08                         1,031,950
  ---------------------------------------------------------------------------------------
                                                                             $  2,150,000
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 16.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,500      ABAG Finance Authority Certificates of
                                   Participation, (Stanford University
                                   Hospital), (MBIA), Escrowed to Maturity,
                                   4.90%, 11/1/03                            $  1,583,744
  Aaa      AAA          1,000      ABAG Finance Authority Certificates of
                                   Participation, (Stanford University
                                   Hospital), (MBIA), Escrowed to Maturity,
                                   5.125%, 11/1/05                              1,075,000
  NR       A+           1,000      California Statewide Communities
                                   Development Corp., (Pacific Homes),
                                   Prerefunded to 4/1/03, 5.90%, 4/1/09         1,081,630
  NR       NR           1,000      Sacramento Cogeneration Authority,
                                   (Procter & Gamble), Prerefunded to
                                   7/1/05, 6.50%, 7/1/21                        1,163,170
  ---------------------------------------------------------------------------------------
                                                                             $  4,903,544
  ---------------------------------------------------------------------------------------
  General Obligations -- 1.0%
  ---------------------------------------------------------------------------------------
  NR       NR          $  300      Capistrano Unified School District,
                                   5.65%, 9/1/15(2)                          $    299,793
  ---------------------------------------------------------------------------------------
                                                                             $    299,793
  ---------------------------------------------------------------------------------------
  Hospital -- 5.0%
  ---------------------------------------------------------------------------------------
  NR       NR          $  380      Eastern Plumas Health Care, (District
                                   Hospital), 7.50%, 8/1/07                  $    405,992

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  NR       NR          $  300      San Benito Health Care District, 5.375%,
                                   10/1/12                                   $    295,899
  NR       NR             350      San Gorgonio Memorial Health Care
                                   District, 5.80%, 5/1/14                        347,137
  NR       BBB+        $  400      Stockton Health Facilities, (Dameron
                                   Hospital), 5.70%, 12/1/14                      406,680
  ---------------------------------------------------------------------------------------
                                                                             $  1,455,708
  ---------------------------------------------------------------------------------------
  Housing -- 1.8%
  ---------------------------------------------------------------------------------------
  Aaa      NR          $  510      Corona SFMR, 6.05%, 5/1/27                $    522,898
  ---------------------------------------------------------------------------------------
                                                                             $    522,898
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 2.6%
  ---------------------------------------------------------------------------------------
  Baa1     A-          $  750      California Pollution Control Financing
                                   Authority, (Browning Ferris Industries),
                                   (AMT), 5.80%, 12/1/16                     $    759,338
  ---------------------------------------------------------------------------------------
                                                                             $    759,338
  ---------------------------------------------------------------------------------------
  Insured-Education -- 2.7%
  ---------------------------------------------------------------------------------------
  Aaa      NR          $  475      California Educational Facilities
                                   Authority, (San Diego University),
                                   (AMBAC), 0.00%, 10/1/15                   $    212,496
  Aaa      AAA            250      Golden West Schools Financing Authority,
                                   (MBIA), 5.80%, 2/1/16(2)                       277,245
  Aaa      AAA            285      Golden West Schools Financing Authority,
                                   (MBIA), 5.80%, 8/1/16(2)                       316,655
  ---------------------------------------------------------------------------------------
                                                                             $    806,396
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 7.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Sacramento Municipal Utility District,
                                   (AMBAC), 5.60%, 8/15/16                   $  1,068,710
  Aaa      AAA          1,000      Southern California Public Power
                                   Authority Project, (AMBAC), 5.00%,
                                   7/1/17                                       1,004,450
  ---------------------------------------------------------------------------------------
                                                                             $  2,073,160
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 6.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,080      Fillmore Unified School District,
                                   (FGIC), 0.00%, 7/1/15                     $    489,078
  Aaa      AAA          1,000      Mt. Diablo School District, (AMBAC),
                                   5.70%, 8/1/14                                1,079,640
  Aaa      AAA            705      Ukiah Unified School District, (FGIC),
                                   0.00%, 8/1/10                                  424,100
  ---------------------------------------------------------------------------------------
                                                                             $  1,992,818
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 5.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,900      Riverside County, (Riverside County
                                   Hospital), (MBIA), 0.00%, 6/1/21          $    609,311
  Aaa      AAA          1,000      Tri City Hospital District, (MBIA),
                                   5.625%, 2/15/17                              1,053,440
  ---------------------------------------------------------------------------------------
                                                                             $  1,662,751
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue / Certificates of Participation -- 9.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,000      Anaheim Public Financing Authority,
                                   (Public Improvements), (FSA), 0.00%,
                                   9/1/19                                    $    708,920
  Aaa      AAA            500      California State Public Works Board,
                                   (California Community College), (AMBAC),
                                   5.625%, 3/1/16                                 534,290
  Aaa      AAA          1,355      California State Public Works Board,
                                   (Department of Corrections), (AMBAC),
                                   5.25%, 12/1/13                               1,441,395
  ---------------------------------------------------------------------------------------
                                                                             $  2,684,605
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 7.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,000      San Mateo County Transportation
                                   District, (MBIA), 5.25%, 6/1/17           $  2,092,039
  ---------------------------------------------------------------------------------------
                                                                             $  2,092,039
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 4.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  750      San Francisco, City and County Airports,
                                   (MBIA), 5.60%, 5/1/13                     $    798,405
  Aaa      AAA          1,000      San Joaquin Hills, Transportation
                                   Corridor Agency Bridge & Toll Road,
                                   (MBIA), 0.00%, 1/15/12                         551,010
  ---------------------------------------------------------------------------------------
                                                                             $  1,349,415
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 4.4%
  ---------------------------------------------------------------------------------------
  NR       A+          $  750      California Statewide Communities
                                   Development Authority, (San Gabriel
                                   Valley), 5.50%, 9/1/14                    $    765,713
  Baa2     NR             500      Corona PFA, Public Improvement Revenue,
                                   5.95%, 7/1/07                                  528,670
  ---------------------------------------------------------------------------------------
                                                                             $  1,294,383
  ---------------------------------------------------------------------------------------
  Nursing Home -- 2.6%
  ---------------------------------------------------------------------------------------
  NR       BBB         $  750      ABAG Finance Authority, (American
                                   Baptist Homes), 5.75%, 10/1/17            $    762,413
  ---------------------------------------------------------------------------------------
                                                                             $    762,413
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 6.9%
  ---------------------------------------------------------------------------------------
  NR       NR          $  300      Alameda Public Financing Authority,
                                   5.45%, 9/2/14                             $    298,284
  NR       NR             300      Brentwood Infrastructure Financing
                                   Authority, 5.50%, 9/2/12                       291,807
  NR       NR             315      Industry, (Catellus Commerce Center
                                   Assessment District), 5.55%, 9/2/13            311,998
  NR       NR             360      Irvine, Improvement Bond Act 1915,
                                   (Assessment District North 97-16, Group
                                   Two), 5.40%, 9/2/10                            366,930
  NR       BBB            390      Pomona Redevelopment Agency, (West Holt
                                   Avenue Redevelopment), 5.50%, 5/1/13           399,797
  NR       NR             365      Torrance Redevelopment Agency, 5.50%,
                                   9/1/12                                         371,333
  ---------------------------------------------------------------------------------------
                                                                             $  2,040,149
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 3.5%
  ---------------------------------------------------------------------------------------
  A1       A+          $1,000      Los Angeles City Wastewater System,
                                   6.90%, 6/1/08(1)                          $  1,026,310
  ---------------------------------------------------------------------------------------
                                                                             $  1,026,310
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $27,931,688)                                           $ 29,383,685
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 52.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 2.4% to a high of 28.4% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.

(2)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  --------------------------------------------------------------------------------------
  Education -- 4.1%
  --------------------------------------------------------------------------------------
  NR       BBB-         $200       Connecticut HEFA, (Quinnipiac College),
                                   6.00%, 7/1/13                             $   207,832
  Baa3     BBB-          140       Connecticut HEFA, (Sacred Heart
                                   University), 6.00%, 7/1/08                    157,979
  --------------------------------------------------------------------------------------
                                                                             $   365,811
  --------------------------------------------------------------------------------------
  Electric Utilities -- 2.7%
  --------------------------------------------------------------------------------------
  Baa1     BBB+         $250       Puerto Rico Electric Power Authority,
                                   4.75%, 7/1/24                             $   238,488
  --------------------------------------------------------------------------------------
                                                                             $   238,488
  --------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 17.7%
  --------------------------------------------------------------------------------------
  Baa1     BBB+         $400       Connecticut HEFA, (Fairfield
                                   University), Prerefunded to 7/1/99,
                                   6.90%, 7/1/14                             $   411,608
  NR       NR            510       Connecticut HEFA, (New Britain
                                   Hospital), Prerefunded to 7/1/02, 7.50%,
                                   7/1/06                                        559,724
  NR       BBB-          300       Connecticut HEFA, (Quinnipiac College),
                                   Prerefunded to 07/01/03, 6.00%, 7/1/13        329,712
  Aaa      AAA           250       South Central Connecticut Regional Water
                                   Authority, (AMBAC), Prerefunded to
                                   8/1/01, 6.50%, 8/1/07                         271,273
  --------------------------------------------------------------------------------------
                                                                             $ 1,572,317
  --------------------------------------------------------------------------------------
  General Obligations -- 11.9%
  --------------------------------------------------------------------------------------
  Aaa      NR           $200       Avon, 5.00%, 1/15/12                      $   210,326
  Aa3      AA            190       Connecticut State, 0.00%, 11/15/10            111,996
  Aa3      AA            150       Connecticut State, 5.125%, 8/15/11            157,740
  Aa2      AA            100       Danbury, 5.00%, 8/1/17                        101,080
  Baa1     A             115       Puerto Rico, 0.00%, 7/1/08                     76,403
  Baa1     A             400       Puerto Rico Aqueduct and Sewer
                                   Authority, 5.00%, 7/1/19                      393,712
  --------------------------------------------------------------------------------------
                                                                             $ 1,051,257
  --------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  --------------------------------------------------------------------------------------
  Hospital -- 1.5%
  --------------------------------------------------------------------------------------
  Baa2     NR           $125       Connecticut HEFA, (Griffin Hospital),
                                   6.00%, 7/1/13                             $   128,788
  --------------------------------------------------------------------------------------
                                                                             $   128,788
  --------------------------------------------------------------------------------------
  Housing -- 1.1%
  --------------------------------------------------------------------------------------
  Aa       NR           $100       Connecticut HFA, MRB, (AMT), 7.40%,
                                   11/15/99                                  $   100,930
  --------------------------------------------------------------------------------------
                                                                             $   100,930
  --------------------------------------------------------------------------------------
  Industrial Development Revenue -- 11.9%
  --------------------------------------------------------------------------------------
  A1       NR           $625       Connecticut Development Authority,
                                   (Frito Lay), 6.375%, 7/1/04               $   634,099
  Baa3     BBB-          250       Puerto Rico Port Authority, (American
                                   Airlines), (AMT), 6.25%, 6/1/26               269,680
  A3       BBB+          150       Sprague, Environmental Improvement,
                                   (International Paper Co.), (AMT), 5.70%,
                                   10/1/21                                       153,029
  --------------------------------------------------------------------------------------
                                                                             $ 1,056,808
  --------------------------------------------------------------------------------------
  Insured-Education -- 5.0%
  --------------------------------------------------------------------------------------
  Aaa      AAA          $200       Connecticut HEFA, (Choate Rosemary
                                   Hall), (MBIA), 5.00%, 7/1/14              $   203,468
  Aaa      AAA           240       University of Connecticut, (FGIC),
                                   5.00%, 2/1/15                                 243,149
  --------------------------------------------------------------------------------------
                                                                             $   446,617
  --------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 3.2%
  --------------------------------------------------------------------------------------
  Aaa      AAA          $250       Connecticut Municipal Electric
                                   Authority, (MBIA), 6.00%, 1/1/07          $   279,750
  --------------------------------------------------------------------------------------
                                                                             $   279,750
  --------------------------------------------------------------------------------------
  Insured-General Obligations -- 13.7%
  --------------------------------------------------------------------------------------
  Aaa      AAA          $250       Bradford, (FGIC), 5.40%, 2/15/14          $   261,700
  Aaa      AAA           400       Bridgeport, (AMBAC), 6.00%, 9/1/06            448,299
  Aaa      AAA           500       Old Saybrook, (AMBAC), 4.10%, 8/15/01         507,724
  --------------------------------------------------------------------------------------
                                                                             $ 1,217,723
  --------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  --------------------------------------------------------------------------------------
  Insured-Hospital -- 12.8%
  --------------------------------------------------------------------------------------
  Aaa      AAA          $150       Connecticut HEFA, (Greenwich Hospital),
                                   (MBIA), 5.75%, 7/1/06                     $   165,228
  Aaa      NR            300       Connecticut HEFA, (Middlesex Health
                                   Services), (MBIA), 5.125%, 7/1/17             301,164
  Aaa      AAA           370       Connecticut HEFA, (St. Raphael
                                   Hospital),
                                   (AMBAC), 5.10%, 7/1/07                        392,596
  Aaa      AAA           250       Connecticut HEFA, (Stamford Hospital),
                                   (MBIA), 6.50%, 7/1/06                         270,558
  --------------------------------------------------------------------------------------
                                                                             $ 1,129,546
  --------------------------------------------------------------------------------------
  Insured-Miscellaneous -- 1.8%
  --------------------------------------------------------------------------------------
  Aaa      AAA          $150       Woodstock, Special Obligation Bonds,
                                   (AMBAC), 7.00%, 3/1/07                    $   159,290
  --------------------------------------------------------------------------------------
                                                                             $   159,290
  --------------------------------------------------------------------------------------
  Insured-Transportation -- 7.9%
  --------------------------------------------------------------------------------------
  Aaa      AAA          $600       Connecticut State Airport, (Bradley
                                   International Airport), (FGIC), 7.40%,
                                   10/1/04                                   $   700,373
  --------------------------------------------------------------------------------------
                                                                             $   700,373
  --------------------------------------------------------------------------------------
  Solid Waste -- 2.9%
  --------------------------------------------------------------------------------------
  NR       BBB+         $250       Eastern Connecticut Resources Recovery
                                   Authority, (Wheelabrator Lisbon), (AMT),
                                   5.00%, 1/1/03                             $   254,253
  --------------------------------------------------------------------------------------
                                                                             $   254,253
  --------------------------------------------------------------------------------------
  Water and Sewer -- 1.8%
  --------------------------------------------------------------------------------------
  Aaa      AAA          $150       Connecticut State Clean Water Fund,
                                   4.875%, 5/1/09                            $   155,604
  --------------------------------------------------------------------------------------
                                                                             $   155,604
  --------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $8,361,603)                                            $ 8,857,555
  --------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securitites issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 47.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 13.6% to a high of 20.1% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Cogeneration -- 1.3%
  ---------------------------------------------------------------------------------------
  NR       NR          $  500      Palm Beach County, (Okeelanta Power),
                                   (AMT), 6.85%, 2/15/21(1)                  $    385,000
  NR       NR             500      Palm Beach County, (Osceola Power),
                                   (AMT), 6.95%, 1/1/22(1)                        380,000
  ---------------------------------------------------------------------------------------
                                                                             $    765,000
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 8.0%
  ---------------------------------------------------------------------------------------
  Aa2      AA          $2,500      Jacksonville Electric Authority, (St.
                                   Johns River Power Park), 5.375%, 10/1/16  $  2,583,675
  A1       AA-          2,000      Tallahassee Electric, 5.90%, 10/1/05         2,156,620
  ---------------------------------------------------------------------------------------
                                                                             $  4,740,295
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 9.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,015      Dade County, Educational Facilities
                                   Authority, (MBIA), Prerefunded to
                                   10/1/01, 7.00%, 10/1/08                   $  1,117,556
  Aaa      AAA          1,000      Hillsborough County Aviation Authority,
                                   (Tampa International Airport), (FGIC),
                                   Prerefunded to 10/01/99, 6.85%, 10/1/06      1,038,520
  Aaa      AAA          3,000      Jacksonville Health Facilities
                                   Authority, (Baptist Medical Center),
                                   (MBIA), Prerefunded to 6/1/99, 7.25%,
                                   6/1/05(2)                                    3,080,309
  Aaa      AA-            500      Orlando Utility Community Water and
                                   Electric, Prerefunded to 10/1/01, 6.50%,
                                   10/1/20                                        544,590
  ---------------------------------------------------------------------------------------
                                                                             $  5,780,975
  ---------------------------------------------------------------------------------------
  General Obligations -- 13.7%
  ---------------------------------------------------------------------------------------
  Aa2      AA+         $3,000      Florida State Board of Education, 5.55%,
                                   6/1/11                                    $  3,212,549
  Baa1     A            1,050      Puerto Rico, 0.00%, 7/1/08                     697,589
  Baa1     A-           2,000      Puerto Rico Municipal Finance Agency,
                                   5.50%, 7/1/01                                2,078,000
  Baa1     A            1,000      Puerto Rico Public Building Authority,
                                   6.50%, 7/1/03                                1,091,640

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  General Obligations (continued)
  ---------------------------------------------------------------------------------------
  NR       AAA         $1,000      Virgin Islands Public Finance Authority,
                                   (Matching Loan Fund Notes), 6.80%,
                                   10/1/00                                   $  1,051,640
  ---------------------------------------------------------------------------------------
                                                                             $  8,131,418
  ---------------------------------------------------------------------------------------
  Hospital -- 3.8%
  ---------------------------------------------------------------------------------------
  NR       BBB+        $1,250      Escambia County Health Facilities
                                   Authority, (Baptist Hospital, Inc. and
                                   Baptist Manor, Inc.), 6.00%, 10/1/14      $  1,299,675
  Baa1     NR             450      Jacksonville Health Facilities
                                   Authority, (National Benevolent
                                   Association-Cypress Village), 6.25%,
                                   12/1/99                                        457,835
  Baa1     NR             480      Jacksonville Health Facilities
                                   Authority, (National Benevolent
                                   Association-Cypress Village), 6.50%,
                                   12/1/00                                        501,365
  ---------------------------------------------------------------------------------------
                                                                             $  2,258,875
  ---------------------------------------------------------------------------------------
  Housing -- 0.7%
  ---------------------------------------------------------------------------------------
  NR       A           $  425      Clearwater Housing Authority, (Hamptons
                                   at Clearwater), 5.40%, 5/1/13             $    440,279
  ---------------------------------------------------------------------------------------
                                                                             $    440,279
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 3.6%
  ---------------------------------------------------------------------------------------
  Baa2     BBB         $2,000      Polk County IDR, (IMC Fertilizer),
                                   (AMT), 7.525%, 1/1/15                     $  2,118,280
  ---------------------------------------------------------------------------------------
                                                                             $  2,118,280
  ---------------------------------------------------------------------------------------
  Insured-Cogeneration -- 5.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,000      Dade County, Resource Recovery
                                   Facilities, (AMBAC), (AMT), 5.30%,
                                   10/1/07                                   $  2,136,000
  Aaa      NR           1,000      Tampa Solid Waste System, (McKay Bay
                                   Refuse to Energy), (AMBAC), 4.75%,
                                   10/1/17                                        961,300
  ---------------------------------------------------------------------------------------
                                                                             $  3,097,300
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 1.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Dade County, Water and Sewer System,
                                   (FGIC), 5.25%, 10/1/21                    $  1,021,460
  ---------------------------------------------------------------------------------------
                                                                             $  1,021,460
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 7.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,000      Dade County Local School District,
                                   (MBIA), 5.00%, 2/15/15                    $  2,022,420
  Aaa      AAA            520      Dade County, (MBIA), 0.00%, 10/1/06            375,731
  Aaa      AAA            330      Dade County, (MBIA), 0.00%, 10/1/08            214,625
  Aaa      AAA          1,000      Miami-Dade County School District,
                                   (FSA), 5.375%, 8/1/15                        1,067,450
  Aaa      AAA          1,000      Reedy Creek Improvement District,
                                   (MBIA), 5.25%, 6/1/14                        1,039,380
  ---------------------------------------------------------------------------------------
                                                                             $  4,719,606
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 7.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,500      Naples, (Naples Community Hospital,
                                   Inc.), (MBIA), 5.50%, 10/1/16             $  2,608,025
  Aaa      AAA          1,000      Orange County Health Facilities
                                   Authority, (Adventist Health System/
                                   Sunbelt, Inc.), (FSA), 5.50%, 11/15/02       1,057,150
  Aaa      AAA            500      Sarasota County Public Hospital, (MBIA),
                                   5.25%, 7/1/18                                  516,865
  ---------------------------------------------------------------------------------------
                                                                             $  4,182,040
  ---------------------------------------------------------------------------------------
  Insured-Housing -- 4.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,200      Florida Housing Finance Authority,
                                   (Leigh Meadows Apartments), (AMBAC),
                                   5.85%, 9/1/10                             $  1,283,244
  Aaa      AAA          1,110      Florida Housing Finance Authority,
                                   (Stottert Arms Apartments), (AMBAC),
                                   5.90%, 9/1/10                                1,185,968
  ---------------------------------------------------------------------------------------
                                                                             $  2,469,212
  ---------------------------------------------------------------------------------------
  Insured-Industrial Development Revenue -- 1.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Pinellas County Resource Recovery,
                                   (MBIA), 5.125%, 10/1/04                   $  1,053,290
  ---------------------------------------------------------------------------------------
                                                                             $  1,053,290
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue / Certificates of Participation -- 1.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Palm Beach County Criminal Justice
                                   Facilities, (FGIC), 5.375%, 6/1/10        $  1,083,850
  ---------------------------------------------------------------------------------------
                                                                             $  1,083,850
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 1.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,000      Miami-Dade County Professional Sports
                                   Franchise Facilities, (MBIA), 0.00%,
                                   10/1/13                                   $    992,660
  ---------------------------------------------------------------------------------------
                                                                             $    992,660
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 10.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Broward County Airport System, (MBIA),
                                   5.375%, 10/1/13                           $  1,047,100
  Aaa      AAA          1,500      Broward County Port Facilities, (MBIA),
                                   5.375%, 9/1/12                               1,578,165
  Aaa      AAA          2,000      Dade County, Seaport Revenue, (MBIA),
                                   5.125%, 10/1/16                              2,034,760
  Aaa      AAA          1,670      Hillsborough County Aviation Authority,
                                   (Tampa International Airport), (FGIC),
                                   6.85%, 10/1/06                               1,732,525
  ---------------------------------------------------------------------------------------
                                                                             $  6,392,550
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 9.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  380      Collier County, Water and Sewer Revenue,
                                   (FGIC), 5.125%, 7/1/15(3)                 $    390,146
  Aaa      AAA          2,000      Dade County, Water and Sewer System,
                                   (FGIC), 5.25%, 10/1/11                       2,111,560
  Aaa      AAA          2,000      Manatee County, Public Utilities,
                                   (MBIA), 6.75%, 10/1/04                       2,278,120
  Aaa      AAA          1,000      Pasco County, Water and Sewer Revenue,
                                   (FGIC), 5.40%, 10/1/03                       1,067,960
  ---------------------------------------------------------------------------------------
                                                                             $  5,847,786
  ---------------------------------------------------------------------------------------
  Nursing Home -- 2.3%
  ---------------------------------------------------------------------------------------
  NR       NR          $  350      Citrus County IDA, (Beverly
                                   Enterprises), 5.00%, 4/1/03               $    349,248
  NR       NR           1,000      Volusia County, (Beverly Enterprises),
                                   5.875%, 7/1/07                               1,006,840
  ---------------------------------------------------------------------------------------
                                                                             $  1,356,088
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 3.7%
  ---------------------------------------------------------------------------------------
  Baa1     A-          $1,000      Highlands County HFA, (Adventist Health
                                   System), 5.25%, 11/15/20                  $    980,930
  NR       NR             600      North Miami HFA, (Imperial Club), 6.75%,
                                   1/1/33                                         589,038
  NR       NR             600      Okaloosa County, Retirement Rental
                                   Housing, (Encore Retirement Partners),
                                   6.125%, 2/1/14                                 599,070
  ---------------------------------------------------------------------------------------
                                                                             $  2,169,038
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 1.2%
  ---------------------------------------------------------------------------------------
  NR       NR          $  650      North Springs, Improvement District,
                                   Special Assessment Revenue, (Heron Bay),
                                   7.00%, 5/1/19                             $    692,387
  ---------------------------------------------------------------------------------------
                                                                             $    692,387
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $56,582,960)                                           $ 59,312,389
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments at March 31, 1999, 60.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 3.6% to a high of 33.7% of total investments.

(1)  Non-income producing security.

(2) Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Cogeneration -- 2.0%
  ---------------------------------------------------------------------------------------
  NR       BBB         $1,000      Massachusetts IFA, (Ogden Haverhill),
                                   (AMT), 5.50%, 12/1/13                     $  1,014,110
  ---------------------------------------------------------------------------------------
                                                                             $  1,014,110
  ---------------------------------------------------------------------------------------
  Education -- 6.8%
  ---------------------------------------------------------------------------------------
  NR       A           $  500      Massachusetts IFA, (Belmont Hill
                                   School), 5.15%, 9/1/13                    $    506,225
  Baa3     BBB-           500      Massachusetts IFA, (Dana Hall), 5.90%,
                                   7/1/27                                         515,935
  A3       NR           1,030      Massachusetts IFA, (Park School), 5.50%,
                                   9/1/16                                       1,079,687
  Baa1     BBB+           750      Massachusetts IFA, (St. Johns High
                                   School, Inc.), 5.70%, 6/1/18                   775,298
  Baa1     NR             500      Massachusetts IFA, (Wentworth Institute
                                   of Technology), 5.55%, 10/1/13                 509,585
  ---------------------------------------------------------------------------------------
                                                                             $  3,386,730
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 2.1%
  ---------------------------------------------------------------------------------------
  Baa2     BBB+        $1,000      Massachusetts Municipal Wholesale
                                   Electric Co., 5.70%, 7/1/01               $  1,040,870
  ---------------------------------------------------------------------------------------
                                                                             $  1,040,870
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 11.4%
  ---------------------------------------------------------------------------------------
  Aa3      AA-         $  785      Massachusetts Bay Transportation
                                   Authority, Prerefunded to 3/01/05,
                                   5.75%, 3/1/18                             $    867,598
  Aaa      NR             905      Massachusetts HEFA, (Fairview Extended
                                   Care), Prerefunded to 1/1/01, 10.125%,
                                   1/1/11                                       1,022,107
  Baa3     NR             793      Massachusetts HEFA, (Milford-
                                   Whitinsville Hospital), Escrowed to
                                   Maturity, 7.125%, 7/15/02                      839,912
  Aaa      BBB            500      Massachusetts HEFA, (Sisters of
                                   Providence Hospital), Escrowed to
                                   Maturity, 6.00%, 11/15/00                      521,295
  Aaa      AAA            400      Massachusetts Turnpike Authority,
                                   (FGIC), Escrowed to Maturity, 5.125%,
                                   1/1/23                                         406,484

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Escrowed / Prerefunded (continued)
  ---------------------------------------------------------------------------------------
  Aaa      NR          $2,000      Massachusetts Turnpike Authority,
                                   Escrowed to Maturity, 5.00%, 1/1/20       $  2,024,420
  ---------------------------------------------------------------------------------------
                                                                             $  5,681,816
  ---------------------------------------------------------------------------------------
  General Obligations -- 13.9%
  ---------------------------------------------------------------------------------------
  Aa2      NR          $  500      Burlington, 5.00%, 2/1/15                 $    512,365
  Aa2      NR             500      Burlington, 5.00%, 2/1/16                      511,135
  Aa3      AA-          1,000      Massachusetts, 5.00%, 11/1/14                1,014,790
  Aa3      AA-          1,000      Massachusetts, 5.40%, 11/1/06                1,082,270
  Aa3      AA-          1,260      Massachusetts Bay Transportation
                                   Authority, 5.50%, 3/1/08                     1,377,041
  Aa3      AA-            215      Massachusetts Bay Transportation
                                   Authority, 5.75%, 3/1/18                       229,551
  Aa3      NR           2,500      Massachusetts State Federal Highway,
                                   Grant Anticipation Notes, 0.00%, 6/15/15     1,110,600
  A1       AA-          1,000      Woods Hole, Martha's Vineyard and
                                   Nantucket Steamship Authority, 6.60%,
                                   3/1/03                                       1,096,200
  ---------------------------------------------------------------------------------------
                                                                             $  6,933,952
  ---------------------------------------------------------------------------------------
  Health Care-Miscellaneous -- 1.0%
  ---------------------------------------------------------------------------------------
  Ba2      BB          $  500      Massachusetts Development Finance
                                   Agency, (New England Center for
                                   Children), 5.30%, 11/1/08                 $    497,380
  ---------------------------------------------------------------------------------------
                                                                             $    497,380
  ---------------------------------------------------------------------------------------
  Hospital -- 17.2%
  ---------------------------------------------------------------------------------------
  Baa2     BBB         $  750      Massachusetts HEFA, (Caritas Christi
                                   Obligation Group), 5.70%, 7/1/15          $    758,250
  Aa2      AA+          3,000      Massachusetts HEFA, (Daughters of
                                   Charity Issue), 5.75%, 7/1/02                3,167,190
  NR       BBB+           770      Massachusetts HEFA, (Jordan Hospital),
                                   5.00%, 10/1/11                                 778,262
  Baa2     BBB-         1,000      Massachusetts HEFA, (Milford-
                                   Whitinsville Regional Hospital), 5.75%,
                                   7/15/13                                      1,024,110
  Baa3     NR             860      Massachusetts HEFA, (New England Health
                                   Systems), 6.125%, 8/1/13                       880,038

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  NR       BBB-        $1,845      Massachusetts HEFA, (North Adams
                                   Regional Hospital), 6.25%, 7/1/04         $  1,984,519
  ---------------------------------------------------------------------------------------
                                                                             $  8,592,369
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 0.7%
  ---------------------------------------------------------------------------------------
  NR       BBB+        $  350      Massachusetts Development Finance
                                   Agency, (YMCA of Greater Boston), 5.25%,
                                   11/1/13                                   $    342,657
  ---------------------------------------------------------------------------------------
                                                                             $    342,657
  ---------------------------------------------------------------------------------------
  Insured-Education -- 2.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,015      Massachusetts IFA, (Dexter School),
                                   (MBIA), 5.40%, 5/1/13                     $  1,070,074
  ---------------------------------------------------------------------------------------
                                                                             $  1,070,074
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 4.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,000      Massachusetts Municipal Wholesale
                                   Electric Co., (AMBAC), 6.625%, 7/1/03     $  2,202,560
  ---------------------------------------------------------------------------------------
                                                                             $  2,202,560
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 8.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Haverhill, (FGIC), 5.00%, 6/15/17         $  1,001,110
  Aaa      AAA          2,000      Massachusetts Bay Transportation
                                   Authority, (AMBAC), 5.25%, 3/1/11            2,147,960
  Aaa      AAA          1,000      Massachusetts, (AMBAC), 5.00%, 7/1/12        1,040,800
  ---------------------------------------------------------------------------------------
                                                                             $  4,189,870
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 3.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,500      Massachusetts HEFA, (Lowell General
                                   Hospital), (FSA), 5.25%, 6/1/16           $  1,533,705
  ---------------------------------------------------------------------------------------
                                                                             $  1,533,705
  ---------------------------------------------------------------------------------------
  Insured-Industrial Development Revenue -- 3.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,400      Massachusetts IFA, (Nantucket Electric),
                                   (AMBAC), (AMT), 5.30%, 7/1/04             $  1,477,518
  ---------------------------------------------------------------------------------------
                                                                             $  1,477,518
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 3.5%
  ---------------------------------------------------------------------------------------
  NR       BBB         $1,650      Puerto Rico, ITEM & ECFA, (Guaynabo
                                   Municipal Government), 5.375%, 7/1/06     $  1,771,589
  ---------------------------------------------------------------------------------------
                                                                             $  1,771,589
  ---------------------------------------------------------------------------------------
  Nursing Home -- 2.1%
  ---------------------------------------------------------------------------------------
  NR       NR          $  965      Massachusetts IFA, (Age Institute of
                                   Massachusetts), 7.60%, 11/1/05            $  1,023,952
  ---------------------------------------------------------------------------------------
                                                                             $  1,023,952
  ---------------------------------------------------------------------------------------
  Pooled Loans -- 1.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,595      Massachusetts Water Pollution Abatement
                                   Trust, 0.00%, 8/1/12                      $    848,524
  ---------------------------------------------------------------------------------------
                                                                             $    848,524
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 2.2%
  ---------------------------------------------------------------------------------------
  NR       BBB         $  600      Massachusetts Development Finance
                                   Agency, (Berkshire Retirement), 5.60%,
                                   7/1/19                                    $    599,220
  NR       NR             500      Massachusetts IFA, (Forge Hill), (AMT),
                                   6.75%, 4/1/30                                  476,985
  ---------------------------------------------------------------------------------------
                                                                             $  1,076,205
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 4.6%
  ---------------------------------------------------------------------------------------
  Aa3      AA          $  500      Massachusetts Special Obligations,
                                   5.00%, 6/1/14                             $    514,190
  NR       AAA          1,750      Virgin Islands Public Finance Authority,
                                   (Matching Loan Fund Notes), 6.70%,
                                   10/1/99                                      1,781,500
  ---------------------------------------------------------------------------------------
                                                                             $  2,295,690
  ---------------------------------------------------------------------------------------
  Transportation -- 3.3%
  ---------------------------------------------------------------------------------------
  Aa3      AA-         $1,000      Massachusetts Port Authority Revenue,
                                   6.00%, 7/1/13                             $  1,088,740
  Baa1     A              500      Puerto Rico Highway and Transportation
                                   Authority, 5.50%, 7/1/15                       537,675
  ---------------------------------------------------------------------------------------
                                                                             $  1,626,415
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 6.5%
  ---------------------------------------------------------------------------------------
  Aa1      AA          $2,100      Massachusetts Water Pollution Abatement
                                   Trust, 5.25%, 8/1/14                      $  2,205,105
  Aa3      AA+          1,000      Massachusetts Water Pollution Abatement
                                   Trust, 5.25%, 8/1/14                         1,033,850
  ---------------------------------------------------------------------------------------
                                                                             $  3,238,955
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $47,451,800)                                           $ 49,844,941
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of issuers of debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 21.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 2.1% to a high of 13.8% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Economic Development Revenue -- 1.3%
  ---------------------------------------------------------------------------------------
  NR       B+          $  150      Michigan State Strategic Fund, (Crown
                                   Paper), 6.25%, 8/1/12                     $    137,537
  ---------------------------------------------------------------------------------------
                                                                             $    137,537
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 16.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Grand Ledge Public School District,
                                   (MBIA), Prerefunded to 5/1/04, 7.875%,
                                   5/1/11                                    $  1,196,799
  Aa1      AA+            500      Michigan Municipal Bond Authority,
                                   Escrowed to Maturity, 7.00%, 10/1/02           553,790
  ---------------------------------------------------------------------------------------
                                                                             $  1,750,589
  ---------------------------------------------------------------------------------------
  General Obligations -- 5.3%
  ---------------------------------------------------------------------------------------
  Baa1     A-          $  495      Detroit, 6.40%, 4/1/05                    $    546,435
  ---------------------------------------------------------------------------------------
                                                                             $    546,435
  ---------------------------------------------------------------------------------------
  Hospital -- 14.6%
  ---------------------------------------------------------------------------------------
  Aa3      AA          $  500      Kent Hospital Finance Authority,
                                   (Spectrum Health), 5.25%, 1/15/09         $    523,540
  NR       BBB            100      Michigan Hospital Finance Authority,
                                   (Central MI Community Hospital), 6.00%,
                                   10/1/05                                        108,197
  NR       BBB            100      Michigan Hospital Finance Authority,
                                   (Central MI Community Hospital), 6.10%,
                                   10/1/06                                        109,225
  NR       BBB            225      Michigan Hospital Finance Authority,
                                   (Central MI Community Hospital), 6.20%,
                                   10/1/07                                        247,930
  NR       BBB            500      Michigan Hospital Finance Authority,
                                   (Gratiot Community Hospital), 6.10%,
                                   10/1/07                                        532,440
  ---------------------------------------------------------------------------------------
                                                                             $  1,521,332
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 3.6%
  ---------------------------------------------------------------------------------------
  Baa3     BBB-        $  350      Puerto Rico Port Authority, (American
                                   Airlines), (AMT), 6.25%, 6/1/26           $    377,552
  ---------------------------------------------------------------------------------------
                                                                             $    377,552
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 5.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Monroe County, (The Detroit Edison Co.),
                                   (AMBAC), (AMT), 6.35%, 12/1/04            $    552,640
  ---------------------------------------------------------------------------------------
                                                                             $    552,640
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 18.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Detroit School District, (AMBAC), 6.50%,
                                   5/1/10                                    $    585,780
  Aaa      AAA            250      Fowlerville, Community Schools District,
                                   (FSA), 4.50%, 5/1/15                           242,880
  Aaa      AAA            500      Hartland School District, (FGIC),
                                   5.125%, 5/1/17                                 504,440
  Aaa      AAA            100      Parchment School District, (MBIA),
                                   5.00%, 5/1/25                                   99,923
  Aaa      AAA            225      Paw Paw, Public School District, (FGIC),
                                   5.00%, 5/1/21                                  224,840
  Aaa      AAA            250      Portage, Public Schools, (FSA), 4.50%,
                                   5/1/14                                         241,095
  ---------------------------------------------------------------------------------------
                                                                             $  1,898,958
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue /
  Certificates of Participation -- 1.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  300      Michigan Building Authority, Facilities
                                   Program, (AMBAC), 0.00%, 10/15/08         $    195,864
  ---------------------------------------------------------------------------------------
                                                                             $    195,864
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 3.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  770      Puerto Rico Highway and Transportation
                                   Authority, (AMBAC), 0.00%, 7/1/16         $    335,751
  ---------------------------------------------------------------------------------------
                                                                             $    335,751
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 5.1%
  ---------------------------------------------------------------------------------------
  Aa2      AA          $  500      Michigan Building Authority, 6.10%,
                                   10/1/01                                   $    529,940
  ---------------------------------------------------------------------------------------
                                                                             $    529,940
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Miscellaneous -- 1.5%
  ---------------------------------------------------------------------------------------
  NR       NR          $  150      Pittsfield Township EDC, (Arbor
                                   Hospice), 7.875%, 8/15/27                 $    157,526
  ---------------------------------------------------------------------------------------
                                                                             $    157,526
  ---------------------------------------------------------------------------------------
  Nursing Home -- 4.1%
  ---------------------------------------------------------------------------------------
  NR       NR          $  395      Michigan Hospital Finance Authority,
                                   (Presbyterian Villages), 6.20%, 1/1/06    $    427,189
  ---------------------------------------------------------------------------------------
                                                                             $    427,189
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 3.0%
  ---------------------------------------------------------------------------------------
  NR       BBB         $  300      Kalamazoo, (Friendship Village), 6.125%,
                                   5/15/17                                   $    314,739
  ---------------------------------------------------------------------------------------
                                                                             $    314,739
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 16.1%
  ---------------------------------------------------------------------------------------
  NR       BBB+        $1,000      Battle Creek Downtown Development
                                   Authority, 6.65%, 5/1/02                  $  1,072,420
  NR       A-           2,000      Detroit Downtown Development Authority
                                   Tax Increment, 0.00%, 7/1/21                   598,060
  ---------------------------------------------------------------------------------------
                                                                             $  1,670,480
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $9,640,542)                                            $ 10,416,532
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 40.1% of such securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 4.6% to a high of 16.0% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Assisted Living -- 1.8%
  ---------------------------------------------------------------------------------------
  NR       NR          $  650      New Jersey EDA, (Chelsea at East
                                   Brunswick), (AMT), 8.00%, 10/1/07         $    712,693
  ---------------------------------------------------------------------------------------
                                                                             $    712,693
  ---------------------------------------------------------------------------------------
  Cogeneration -- 9.3%
  ---------------------------------------------------------------------------------------
  NR       BBB-        $2,150      New Jersey EDA, (Trigen-Trenton), (AMT),
                                   6.10%, 12/1/05                            $  2,287,062
  NR       BB+            735      New Jersey EDA, (Vineland Cogeneration),
                                   (AMT), 7.875%, 6/1/19                          793,602
  NR       NR             550      Port Authority of New York and New
                                   Jersey, (KIAC), (AMT), 6.50%, 10/1/01          577,462
  ---------------------------------------------------------------------------------------
                                                                             $  3,658,126
  ---------------------------------------------------------------------------------------
  Education -- 1.5%
  ---------------------------------------------------------------------------------------
  Baa1     BBB         $  585      New Jersey Educational Facilities
                                   Authority, (Georgian Court College),
                                   4.80%, 7/1/08                             $    584,526
  ---------------------------------------------------------------------------------------
                                                                             $    584,526
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 4.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Elizabeth, (MBIA), Prerefunded to
                                   11/15/00, 6.20%, 11/15/02                 $    530,480
  NR       NR             310      New Jersey EDA, (Cadbury Corp.),
                                   Prerefunded to 7/1/01, 8.00%, 7/1/15           346,809
  Aaa      NR           2,030      New Jersey EDA, (Princeton Custodial
                                   Receipts), Escrowed to Maturity, 0.00%,
                                   12/15/12                                     1,066,765
  ---------------------------------------------------------------------------------------
                                                                             $  1,944,054
  ---------------------------------------------------------------------------------------
  General Obligations -- 6.0%
  ---------------------------------------------------------------------------------------
  Aa3      AA          $  500      Jersey City School District, 6.25%,
                                   10/1/10                                   $    577,155
  Baa1     A            1,050      Puerto Rico, 0.00%, 7/1/08                     697,589
  Aa2      AA-          1,000      South Brunswick, 7.125%, 7/15/02             1,103,890
  ---------------------------------------------------------------------------------------
                                                                             $  2,378,634
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Hospital -- 8.1%
  ---------------------------------------------------------------------------------------
  A3       A-          $  340      New Jersey Health Care Facilities
                                   Financing Authority, (Atlantic City
                                   Medical Care Center), 6.25%, 7/1/00       $    351,631
  A3       A-           1,000      New Jersey Health Care Facilities
                                   Financing Authority, (Atlantic City
                                   Medical Care Center), 6.45%, 7/1/02          1,074,120
  A3       A-             750      New Jersey Health Care Facilities
                                   Financing Authority, (Atlantic City
                                   Medical Care Center), 6.55%, 7/1/03            818,348
  Baa2     BBB            880      New Jersey Health Care Facilities
                                   Financing Authority, (St. Elizabeth's
                                   Hospital), 5.75%, 7/1/08                       942,058
  ---------------------------------------------------------------------------------------
                                                                             $  3,186,157
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 7.0%
  ---------------------------------------------------------------------------------------
  Aa3      NR          $  425      New Jersey EDA, (Economic Growth),
                                   (AMT), 6.00%, 12/1/02                     $    440,772
  NR       NR             500      New Jersey EDA, (Holt Hauling), (AMT),
                                   7.90%, 3/1/27                                  560,315
  Baa3     BBB-         1,625      Port Authority of New York and New
                                   Jersey, (Delta Airlines), 6.95%, 6/1/08      1,760,330
  ---------------------------------------------------------------------------------------
                                                                             $  2,761,417
  ---------------------------------------------------------------------------------------
  Insured-Education -- 1.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      New Jersey Educational Facilities
                                   Authority, (Seton Hall University),
                                   (FGIC), 6.10%, 7/1/01                     $    527,585
  ---------------------------------------------------------------------------------------
                                                                             $    527,585
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 2.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Middlesex County Utilities Authority,
                                   (FGIC), 6.10%, 12/1/01                    $  1,065,620
  ---------------------------------------------------------------------------------------
                                                                             $  1,065,620
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 28.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Atlantic City Board of Education,
                                   (AMBAC), 6.00%, 12/1/02                   $  1,079,020
  Aaa      AAA          1,175      Edison, (AMBAC), 4.70%, 1/1/04               1,217,136
  Aaa      AAA          1,200      Kearney, (FSA), 6.50%, 2/1/04                1,307,064

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-General Obligations (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  725      Monroe Township Board of Education,
                                   (FGIC), 5.20%, 8/1/11                     $    770,117
  Aaa      AAA            825      Monroe Township Board of Education,
                                   (FGIC), 5.20%, 8/1/14                          869,195
  Aaa      AAA            850      Roselle, (MBIA), 4.65%, 10/15/03               881,467
  Aaa      AAA          1,000      South Brunswick Township Board of
                                   Education, (FGIC), 6.40%, 8/1/03             1,103,460
  Aaa      AAA          2,000      Washington Township Board of Education,
                                   (MBIA), 5.125%, 2/1/15                       2,042,679
  Aaa      AAA          1,585      West Deptford Township, (AMBAC), 5.90%,
                                   3/1/09                                       1,781,793
  ---------------------------------------------------------------------------------------
                                                                             $ 11,051,931
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 9.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,300      New Jersey Health Care Facilities
                                   Financing Authority, (AHS Hospital
                                   Corp.), (AMBAC), 6.00%, 7/1/12            $  1,465,854
  Aaa      AAA          1,910      New Jersey Health Care Facilities
                                   Financing Authority, (Dover General
                                   Hospital and Medical Center), (MBIA),
                                   7.00%, 7/1/04                                2,179,252
  ---------------------------------------------------------------------------------------
                                                                             $  3,645,106
  ---------------------------------------------------------------------------------------
  Insured-Solid Waste -- 0.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  250      Bergen County Utilities Authority, Solid
                                   Waste System, (FGIC), 6.00%, 6/15/02      $    267,253
  ---------------------------------------------------------------------------------------
                                                                             $    267,253
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 7.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      New Jersey Turnpike Authority, (FSA),
                                   5.90%, 1/1/03                             $  1,071,580
  Aaa      AAA            895      New Jersey Turnpike Authority, (FSA),
                                   6.40%, 1/1/02                                  956,576
  Aaa      AAA          1,000      Port Authority of New York and New
                                   Jersey, (AMBAC), 5.125%, 7/15/14             1,025,610
  ---------------------------------------------------------------------------------------
                                                                             $  3,053,766
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 1.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  565      Pennsville Sewer Authority, (MBIA),
                                   0.00%, 11/1/16                            $    240,583

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Water and Sewer (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  565      Pennsville Sewer Authority, (MBIA),
                                   0.00%, 11/1/17                            $    227,932
  Aaa      AAA            565      Pennsville Sewer Authority, (MBIA),
                                   0.00%, 11/1/18                                 215,412
  ---------------------------------------------------------------------------------------
                                                                             $    683,927
  ---------------------------------------------------------------------------------------
  Solid Waste -- 2.1%
  ---------------------------------------------------------------------------------------
  A1       AA-         $  500      Gloucester County Improvement Authority,
                                   Solid Waste System, 5.40%, 9/1/00         $    514,015
  B1       NR             300      The Atlantic County Utilities Authority,
                                   Solid Waste System, 7.00%, 3/1/08              299,622
  ---------------------------------------------------------------------------------------
                                                                             $    813,637
  ---------------------------------------------------------------------------------------
  Transportation -- 7.8%
  ---------------------------------------------------------------------------------------
  Aa2      NR          $1,000      New Jersey Transportation Trust,
                                   Variable Rate, 6.56%, 6/15/17(1)(2)       $  1,002,220
  A1       AA-          1,000      Port Authority of New York and New
                                   Jersey, 5.375%, 10/15/16                     1,030,830
  A1       AA-          1,000      Port Authority of New York and New
                                   Jersey, 5.375%, 3/1/28                       1,057,450
  ---------------------------------------------------------------------------------------
                                                                             $  3,090,500
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $36,941,483)                                           $ 39,424,932
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 52.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 8.5% to a high of 16.7% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, the value of these securities amounted to $1,002,220 or 2.5% of the Portfolio's net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Assisted Living -- 1.7%
  ---------------------------------------------------------------------------------------
  NR       NR          $  560      Glen Cove IDA, (Regency at Glen Cove),
                                   9.50%, 7/1/99                             $    563,562
  NR       NR             500      Glen Cove IDA, (Regency at Glen Cove),
                                   9.50%, 7/1/12                                  533,875
  ---------------------------------------------------------------------------------------
                                                                             $  1,097,437
  ---------------------------------------------------------------------------------------
  Cogeneration -- 2.4%
  ---------------------------------------------------------------------------------------
  NR       NR          $  950      Port Authority of New York and New
                                   Jersey, (KIAC), (AMT), 6.50%, 10/1/01     $    997,434
  NR       NR             600      Suffolk County IDA, (Nissequogue
                                   Cogeneration Partners Facility), (AMT),
                                   5.50%, 1/1/23                                  603,144
  ---------------------------------------------------------------------------------------
                                                                             $  1,600,578
  ---------------------------------------------------------------------------------------
  Education -- 0.3%
  ---------------------------------------------------------------------------------------
  A3       A-          $  100      New York State Dormitory Authority,
                                   (State University Educational
                                   Facilities), 5.25%, 5/15/15               $    104,148
  A3       A-             105      New York State Dormitory Authority,
                                   (State University Educational
                                   Facilities), 5.25%, 5/15/19                    107,963
  ---------------------------------------------------------------------------------------
                                                                             $    212,111
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 5.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      New York State Medical Care Facilities
                                   Finance Agency, (New York State
                                   Hospital), (AMBAC), Escrowed to
                                   Maturity, 6.10%, 2/15/04                  $  1,094,160
  Aaa      AAA          2,500      New York State Medical Care Facilities
                                   Finance Agency, (New York State
                                   Hospital), (AMBAC), Escrowed to
                                   Maturity, 6.20%, 2/15/05                     2,778,950
  ---------------------------------------------------------------------------------------
                                                                             $  3,873,110
  ---------------------------------------------------------------------------------------
  General Obligations -- 4.9%
  ---------------------------------------------------------------------------------------
  A3       A-          $  750      New York City, 0.00%, 8/1/07              $    518,033
  A3       A-           1,000      New York City, 0.00%, 8/1/08                   657,110
  A3       A-           1,000      New York City, 0.00%, 8/1/08                   657,110
  A3       A-           1,285      New York City, 6.375%, 8/1/06                1,395,741
  ---------------------------------------------------------------------------------------
                                                                             $  3,227,994
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Hospital -- 4.9%
  ---------------------------------------------------------------------------------------
  Baa1     BBB+        $2,000      New York State Dormitory Authority,
                                   (Department of Health), 5.375%, 7/1/08    $  2,124,080
  Baa      NR           1,000      New York State Dormitory Authority,
                                   (Nyack Hospital), 6.00%, 7/1/06              1,081,430
  ---------------------------------------------------------------------------------------
                                                                             $  3,205,510
  ---------------------------------------------------------------------------------------
  Hotel -- 0.7%
  ---------------------------------------------------------------------------------------
  NR       NR          $1,210      Niagara County IDA, (Wintergarden Inn
                                   Associates), 9.75%, 6/1/11(1)             $    484,000
  ---------------------------------------------------------------------------------------
                                                                             $    484,000
  ---------------------------------------------------------------------------------------
  Housing -- 10.8%
  ---------------------------------------------------------------------------------------
  Aa       AA          $3,870      New York City Housing Development Corp.,
                                   MFMR, 5.625%, 5/1/12                      $  4,117,293
  Aa2      NR           1,500      New York State Mortgage Agency Revenue,
                                   (AMT), 6.45%, 10/1/21                        1,627,830
  Aa2      NR           1,300      New York State Mortgage Agency, (AMT),
                                   5.20%, 10/1/08                               1,349,647
  ---------------------------------------------------------------------------------------
                                                                             $  7,094,770
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 11.6%
  ---------------------------------------------------------------------------------------
  NR       NR          $  500      Chautauqua County IDA, (Womans Christian
                                   Association), 6.35%, 11/15/17             $    500,640
  A3       A            2,000      New York City, (Terminal One Group),
                                   6.00%, 1/1/07                                2,156,560
  Baa3     BBB-         2,875      Port Authority of New York and New
                                   Jersey, (Delta Airlines), 6.95%, 6/1/08      3,114,430
  Baa3     BBB-         1,700      Puerto Rico Port Authority, (American
                                   Airlines), (AMT), 6.25%, 6/1/26              1,833,824
  ---------------------------------------------------------------------------------------
                                                                             $  7,605,454
  ---------------------------------------------------------------------------------------
  Insured-Education -- 7.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,250      Nassau County IDA, (Hofstra University),
                                   (MBIA), 5.25%, 7/1/10                     $  2,396,498
  Aaa      AAA          1,075      New York State Dormitory Authority, (Mt.
                                   Sinai School of Medicine), (MBIA),
                                   6.75%, 7/1/09                                1,165,365
  Aaa      AAA            500      New York State Dormitory Authority, (New
                                   York University), (AMBAC), 5.75%,
                                   7/1/12(2)                                      527,740

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Education (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Niagara County IDA, (Niagara
                                   University), (AMBAC), 5.25%, 10/1/18      $    510,615
  ---------------------------------------------------------------------------------------
                                                                             $  4,600,218
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 8.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $5,000      New York State Energy Research and
                                   Development Authority, (Central Hudson
                                   Gas), (FGIC), 7.375%, 10/1/14             $  5,244,549
  ---------------------------------------------------------------------------------------
                                                                             $  5,244,549
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 2.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,750      New York State Local Government
                                   Assistance Corp., (MBIA), 0.00%, 4/1/13   $  1,404,013
  ---------------------------------------------------------------------------------------
                                                                             $  1,404,013
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 0.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      New York State Dormitory Authority,
                                   (Methodist Hospital), (AMBAC), 5.00%,
                                   7/1/10                                    $    516,265
  ---------------------------------------------------------------------------------------
                                                                             $    516,265
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue /
  Certificates of Participation -- 0.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      City University of New York, (John Jay
                                   College), (AMBAC), 5.00%, 8/15/08         $    525,360
  ---------------------------------------------------------------------------------------
                                                                             $    525,360
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 3.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,240      Metropolitan Transportation Authority
                                   for the City of New York, (FGIC), 5.70%,
                                   7/1/10(3)                                 $  2,453,942
  ---------------------------------------------------------------------------------------
                                                                             $  2,453,942
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 12.5%
  ---------------------------------------------------------------------------------------
  Baa1     BBB+        $2,180      New York State Energy Research and
                                   Development Authority, (Western NY
                                   Nuclear Service Center), 6.00%, 4/1/06    $  2,384,767
  Baa1     A-           2,000      New York State HFA, 6.375%, 11/1/03(3)       2,186,540

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Lease Revenue /
  Certificates of Participation (continued)
  ---------------------------------------------------------------------------------------
  NR       BBB         $1,485      New York State Thruway Authority, 0.00%,
                                   1/1/04                                    $  1,216,675
  Baa1     BBB+         1,300      New York State Thruway Authority, 5.25%,
                                   4/1/13                                       1,322,399
  Baa1     BBB+         1,000      New York State Urban Development Corp.,
                                   (Youth Facilities), 5.75%, 4/1/10            1,084,890
  ---------------------------------------------------------------------------------------
                                                                             $  8,195,271
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 0.8%
  ---------------------------------------------------------------------------------------
  Baa3     BBB-        $  500      New York City, Health and Hospital
                                   Corp., 5.25%, 2/15/17                     $    496,530
  ---------------------------------------------------------------------------------------
                                                                             $    496,530
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 7.1%
  ---------------------------------------------------------------------------------------
  A3       A+          $4,500      New York State Local Government
                                   Assistance Corp., 5.25%, 4/1/16           $  4,682,925
  ---------------------------------------------------------------------------------------
                                                                             $  4,682,925
  ---------------------------------------------------------------------------------------
  Transportation -- 6.6%
  ---------------------------------------------------------------------------------------
  Baa1     BBB+        $1,000      Port Authority of New York and New
                                   Jersey, (AMT), 5.75%, 4/1/16              $  1,066,890
  A1       AA-          3,000      Port Authority of New York and New
                                   Jersey, (AMT), 6.00%, 7/1/14                 3,257,490
  ---------------------------------------------------------------------------------------
                                                                             $  4,324,380
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 7.4%
  ---------------------------------------------------------------------------------------
  A1       A           $3,000      New York City Municipal Water Finance
                                   Authority, 5.125%, 6/15/21                $  2,968,380
  A1       A            1,825      New York City Municipal Water Finance
                                   Authority, 5.70%, 6/15/02                    1,929,463
  ---------------------------------------------------------------------------------------
                                                                             $  4,897,843
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $62,315,489)                                           $ 65,742,260
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
The portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 28.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 7.6% to a high of 11.7% of total investments.
(1)  Non-income producing security.
(2)  When-issued security.
(3) Security (or a portion thereof) has been segregated to cover when-issued securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 5.9%
  ---------------------------------------------------------------------------------------
  Aaa      NR          $  240      Greene County IDA, (Fairview Extended
                                   Care), Prerefunded to 1/1/01, 10.125%,
                                   1/1/11                                    $    271,229
  Aa2      NR           1,000      Warren County, (Otterbein Homes),
                                   Prerefunded to 7/1/01, 7.20%, 7/1/11         1,094,579
  ---------------------------------------------------------------------------------------
                                                                             $  1,365,808
  ---------------------------------------------------------------------------------------
  General Obligations -- 14.0%
  ---------------------------------------------------------------------------------------
  NR       NR          $  300      Kings County Local School District,
                                   7.60%, 12/1/10                            $    348,156
  Aa3      NR             250      Oak Hills, 5.60%, 12/1/17                      263,623
  Aa1      AA+            675      Ohio, 0.00%, 8/1/04                            545,616
  Aa1      AA+            500      Ohio, 0.00%, 8/1/05                            385,710
  Aa1      AA+            250      Ohio, 0.00%, 8/1/08                            166,543
  A3       NR           1,000      Wauseon School District, 7.25%, 12/1/10      1,082,900
  NR       NR             410      Youngstown County School District,
                                   6.40%, 7/1/00                                  418,221
  ---------------------------------------------------------------------------------------
                                                                             $  3,210,769
  ---------------------------------------------------------------------------------------
  Hospital -- 7.0%
  ---------------------------------------------------------------------------------------
  A        A           $1,000      Erie County, (Firelands Community
                                   Hospital), 6.75%, 1/1/08                  $  1,085,509
  Baa2     BBB            250      Hamilton County Health System,
                                   (Providence Hospital), 6.00%, 7/1/01           259,438
  NR       A-             250      Parma, Hospital Improvement Revenue,
                                   (Parma Community General Hospital
                                   Association), 5.25%, 11/1/13                   252,475
  ---------------------------------------------------------------------------------------
                                                                             $  1,597,422
  ---------------------------------------------------------------------------------------
  Housing -- 7.3%
  ---------------------------------------------------------------------------------------
  NR       AAA         $1,000      Cuyahoga County, (National Terminal
                                   Apts.), 6.40%, 7/1/16                     $  1,084,130
  NR       NR             295      Cuyahoga County, (Rolling Hills Apts.),
                                   (AMT), 8.00%, 1/1/28                           301,121
  NR       NR             290      Lucas County, (Country Creek), (AMT),
                                   8.00%, 7/1/26                                  291,351
  ---------------------------------------------------------------------------------------
                                                                             $  1,676,602
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 13.6%
  ---------------------------------------------------------------------------------------
  NR       NR          $  500      Cuyahoga County, (Rock and Roll Hall of
                                   Fame), 5.45%, 12/1/05                     $    524,920
  NR       NR             250      Cuyahoga County, (Rock and Roll Hall of
                                   Fame), 5.85%, 12/1/08                          268,713
  NR       BBB            500      Dayton, Special Facilities Revenue,
                                   (Emery Airline Freight), 5.625%, 2/1/18        503,995
  NR       A-           1,020      Ohio Economic Development Commission,
                                   (ABS Industries), (AMT), 6.00%, 6/1/04       1,078,823
  NR       A-             450      Ohio Economic Development Commission,
                                   (Progress Plastics Products), (AMT),
                                   6.80%, 12/1/01                                 465,521
  NR       NR             250      Ohio Solid Waste Revenue, (Republic
                                   Engineered Steels, Inc.), (AMT), 9.00%,
                                   6/1/21                                         267,725
  ---------------------------------------------------------------------------------------
                                                                             $  3,109,697
  ---------------------------------------------------------------------------------------
  Insured-Education -- 4.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Ohio Public Facilities Commission,
                                   (Higher Educational Facilities),
                                   (AMBAC), 4.30%, 12/1/08                   $  1,001,040
  ---------------------------------------------------------------------------------------
                                                                             $  1,001,040
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 26.9%
  ---------------------------------------------------------------------------------------
  Aaa      NR          $  265      Clinton Massie Local School District,
                                   (AMBAC), 0.00%, 12/1/11                   $    147,947
  Aaa      NR             265      Clinton Massie Local School District,
                                   (MBIA), 0.00%, 12/1/09                         165,283
  Aaa      AAA            225      Finneytown Local School District,
                                   (FGIC), 6.15%, 12/1/11                         261,716
  Aaa      AAA            500      Forest Hills Local School District,
                                   (MBIA), 6.00%, 12/1/09                         571,845
  Aaa      AAA            500      South-Western City School District,
                                   Franklin and Pickway Counties, (AMBAC),
                                   4.75%, 12/1/26                                 473,815
  Aaa      AAA          1,000      Southwest Licking School Facilities
                                   Improvement, (FGIC), 7.10%, 12/1/16          1,173,549
  Aaa      AAA            500      Strongsville City School District,
                                   (MBIA), 5.375%, 12/1/12                        539,750
  Aaa      AAA          1,500      West Clermont School District, (AMBAC),
                                   6.90%, 12/1/12                               1,745,969
  Aaa      AAA            500      West Clermont School District, (AMBAC),
                                   7.125%, 12/1/19                                579,980

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-General Obligations (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  460      Wyoming, School District, (FGIC), 5.75%,
                                   12/1/17                                   $    508,332
  ---------------------------------------------------------------------------------------
                                                                             $  6,168,186
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 3.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Cuyahoga County, (Metrohealth System),
                                   (MBIA), 5.50%, 2/15/12                    $    539,030
  NR       AA             250      Knox County Hospital Facilities Revenue,
                                   (Knox Community Hospital), (AGR), 5.00%,
                                   6/1/12                                         253,968
  ---------------------------------------------------------------------------------------
                                                                             $    792,998
  ---------------------------------------------------------------------------------------
  Insured-Industrial Development Revenue -- 2.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Akron Economic Development, (MBIA),
                                   6.00%, 12/1/12                            $    569,035
  ---------------------------------------------------------------------------------------
                                                                             $    569,035
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue /
  Certificates of Participation -- 2.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Cleveland, (Cleveland Stadium), (AMBAC),
                                   5.25%, 11/15/17                           $    509,145
  ---------------------------------------------------------------------------------------
                                                                             $    509,145
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 2.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Cleveland Airport, (FSA), (AMT), 5.50%,
                                   1/1/07                                    $    536,260
  ---------------------------------------------------------------------------------------
                                                                             $    536,260
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 2.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Hamilton County Sewer System, (FGIC),
                                   5.50%, 12/1/11                            $    546,575
  ---------------------------------------------------------------------------------------
                                                                             $    546,575
  ---------------------------------------------------------------------------------------
  Nursing Home -- 3.6%
  ---------------------------------------------------------------------------------------
  NR       NR          $  600      Cuyahoga County HFA, (Benjamin Rose
                                   Institute), 5.50%, 12/1/17                $    597,870
  NR       NR             210      Fairfield EDA, (Beverly Enterprises),
                                   8.50%, 1/1/03                                  223,558
  ---------------------------------------------------------------------------------------
                                                                             $    821,428
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Pooled Loans -- 0.9%
  ---------------------------------------------------------------------------------------
  NR       NR          $  200      Toledo Lucas County Port Authority
                                   Development Revenue, (Northwest Ohio
                                   Bond Fund), 5.10%, 5/15/12                $    199,212
  ---------------------------------------------------------------------------------------
                                                                             $    199,212
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 1.9%
  ---------------------------------------------------------------------------------------
  NR       NR          $  200      Ohio Housing Finance Agency, Retirement
                                   Rental Housing, (Encore Retirement
                                   Partners), 6.75%, 3/1/19                  $    200,414
  NR       NR             250      Summit County Healthcare Facilities
                                   Revenue, (Village at Saint Edward),
                                   5.75%, 12/1/25                                 243,660
  ---------------------------------------------------------------------------------------
                                                                             $    444,074
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 1.6%
  ---------------------------------------------------------------------------------------
  NR       NR          $  353      Columbus Special Assessment, 6.05%,
                                   9/15/05                                   $    367,241
  ---------------------------------------------------------------------------------------
                                                                             $    367,241
  ---------------------------------------------------------------------------------------
  Total Tax Exempt Investments -- 100.0%
     (identified cost $21,838,423)                                           $ 22,915,492
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 44.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 1.1% to a high of 19.5% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Assisted Living -- 4.4%
  ---------------------------------------------------------------------------------------
  NR       NR          $  885      Chester County IDA, (Kimberton), 8.00%,
                                   9/1/05                                    $    956,322
  NR       NR           1,120      Delaware County IDA, (Glen Riddle),
                                   (AMT), 8.125%, 9/1/05(1)                     1,220,587
  ---------------------------------------------------------------------------------------
                                                                             $  2,176,909
  ---------------------------------------------------------------------------------------
  Certificates of Participation -- 1.0%
  ---------------------------------------------------------------------------------------
  NR       NR          $  500      Cliff House Trust, (AMT), 6.625%, 6/1/27  $    500,000
  ---------------------------------------------------------------------------------------
                                                                             $    500,000
  ---------------------------------------------------------------------------------------
  Cogeneration -- 3.3%
  ---------------------------------------------------------------------------------------
  NR       BBB-        $1,500      Pennsylvania EDA, (Resources
                                   Recovery-Colver), (AMT), 7.05%,
                                   12/1/10(1)                                $  1,646,490
  ---------------------------------------------------------------------------------------
                                                                             $  1,646,490
  ---------------------------------------------------------------------------------------
  Education -- 2.7%
  ---------------------------------------------------------------------------------------
  Baa3     NR          $  740      Pennsylvania HEFA, (Delaware Valley
                                   College of Science and Agriculture),
                                   5.25%, 4/5/12                             $    734,124
  NR       BBB-           625      Pennsylvania HEFA, (Gwynedd-Mercy
                                   College), 5.60%, 11/1/22                       629,806
  ---------------------------------------------------------------------------------------
                                                                             $  1,363,930
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 9.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $  500      Harrisburg Authority, (FSA), Escrowed to
                                   Maturity, 6.25%, 6/1/01                   $    527,940
  Aaa      AAA          1,500      Somerset County, General Authority,
                                   (FGIC), Escrowed to Maturity, 6.50%,
                                   10/15/01                                     1,606,230
  NR       NR             920      Virgin Islands Water and Power
                                   Authority, Prerefunded to 7/1/01, 7.40%,
                                   7/1/11                                       1,002,239
  Aaa      AAA          5,000      Westmoreland County, Municipal
                                   Authority, (FGIC), Escrowed to Maturity,
                                   0.00%, 8/15/19                               1,795,850
  ---------------------------------------------------------------------------------------
                                                                             $  4,932,259
  ---------------------------------------------------------------------------------------

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  General Obligations -- 0.4%
  ---------------------------------------------------------------------------------------
  Baa1     A           $  500      Puerto Rico, 0.00%, 7/1/16                $    212,945
  ---------------------------------------------------------------------------------------
                                                                             $    212,945
  ---------------------------------------------------------------------------------------
  Hospital -- 15.0%
  ---------------------------------------------------------------------------------------
  NR       BBB         $1,000      Allentown, Area Hospital Authority,
                                   (Sacred Heart Hospital), 6.50%, 11/15/08  $  1,071,490
  Baa3     BBB+           650      Hazleton Health Services Authority, (St.
                                   Joseph's Hospital), 5.85%, 7/1/06              690,417
  A3       A            1,200      Lehigh County, General Purpose
                                   Authority, (Muhlenberg Hospital), 5.75%,
                                   7/15/10                                      1,315,500
  NR       BBB-           200      McKean County Hospital Authority,
                                   (Bradford Hospital), 5.375%, 10/1/03           204,718
  Caa1     B            1,000      Monroeville Hospital Authority, (Forbes
                                   Health), 5.75%, 10/1/05                        961,250
  Baa2     NR           1,030      Montgomery County HEFA, (Montgomery
                                   Hospital), 6.25%, 7/1/06                     1,099,010
  Baa1     NR             500      New Castle Area Hospital Authority, (St.
                                   Francis Hospital of New Castle), 5.90%,
                                   11/15/00                                       516,230
  NR       BBB            245      Northhampton County Hospital Authority,
                                   (Easton Hospital), 6.90%, 1/1/02               254,342
  NR       A-           1,350      South Fork Municipal Authority, (Lee
                                   Hospital), 5.50%, 7/1/11                     1,364,445
  ---------------------------------------------------------------------------------------
                                                                             $  7,477,402
  ---------------------------------------------------------------------------------------
  Housing -- 2.1%
  ---------------------------------------------------------------------------------------
  Aa2      AA+         $1,000      Pennsylvania Housing Finance Agency,
                                   Single Family, (AMT), 5.85%, 10/1/27      $  1,046,380
  ---------------------------------------------------------------------------------------
                                                                             $  1,046,380
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 2.5%
  ---------------------------------------------------------------------------------------
  A3       BBB+        $1,200      Erie IDA, (International Paper), (AMT),
                                   5.85%, 12/1/20                            $  1,238,340
  ---------------------------------------------------------------------------------------
                                                                             $  1,238,340
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Education -- 6.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,000      Allegheny County, Higher Education
                                   Building Authority, (Dusquesne
                                   University), (AMBAC), 5.00%, 3/1/16       $  2,003,480
  NR       AAA            700      Montgomery County HEFA, (Saint Joseph's
                                   University), (CLEE), 6.00%, 12/15/02           752,087
  Aaa      AAA            300      Pennsylvania Public School Building
                                   Authority, (Community College), (MBIA),
                                   5.25%, 10/15/13                                312,888
  ---------------------------------------------------------------------------------------
                                                                             $  3,068,455
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 9.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $2,000      Cambria County IDA, (Pennsylvania
                                   Electric Co.), (MBIA), 5.35%, 11/1/10     $  2,153,020
  Aaa      AAA          2,500      Indiana County IDA, (Pennsylvania
                                   Electric Co.), (MBIA), 5.35%, 11/1/10        2,691,275
  ---------------------------------------------------------------------------------------
                                                                             $  4,844,295
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 6.3%
  ---------------------------------------------------------------------------------------
  Aaa      NR          $1,635      Harrisburg, (AMBAC), 0.00%, 9/15/12       $    850,135
  Aaa      AAA          1,355      McKeesport, (FGIC), 0.00%, 10/1/11             760,453
  Aaa      AAA          1,000      Pennsylvania, (AMBAC), 5.00%, 11/15/15       1,010,220
  Aaa      AAA            500      Pleasant Valley School District, (FGIC),
                                   5.00%, 9/1/10                                  528,760
  ---------------------------------------------------------------------------------------
                                                                             $  3,149,568
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 12.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Allegheny County Hospital Development
                                   Authority, (South Hills Health), (MBIA),
                                   5.50%, 5/1/08                             $  1,080,020
  Aaa      AAA          1,000      Erie County Hospital Authority, (Hamot
                                   Health System), (AMBAC), 7.10%, 2/15/10      1,081,890
  NR       AAA          1,030      Indiana County Hospital Authority,
                                   (Indiana Hospital), (CLEE), 5.75%,
                                   7/1/00                                       1,059,252

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Hospital (continued)
  ---------------------------------------------------------------------------------------
  NR       AAA         $  825      Indiana County Hospital Authority,
                                   (Indiana Hospital), (CLEE), 5.875%,
                                   7/1/01                                    $    863,437
  Aaa      AAA          2,050      Sayre Health Care Facilities Authority,
                                   (Guthrie Medical Center), (AMBAC),
                                   6.50%, 3/1/00                                2,108,405
  ---------------------------------------------------------------------------------------
                                                                             $  6,193,004
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue /
  Certificates of Participation -- 2.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Northumberland County Authority, (MBIA),
                                   6.50%, 10/15/01                           $  1,070,820
  ---------------------------------------------------------------------------------------
                                                                             $  1,070,820
  ---------------------------------------------------------------------------------------
  Insured-Solid Waste -- 2.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Lancaster County, Solid Waste Management
                                   Authority Resources Recovery System,
                                   (AMBAC), 5.375%, 12/15/15                 $  1,035,090
  ---------------------------------------------------------------------------------------
                                                                             $  1,035,090
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 2.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Pennsylvania Intergovernmental
                                   Cooperative Authority, (Philadelphia
                                   Funding Program), (FGIC), 5.25%,
                                   6/15/11(2)                                $  1,047,830
  ---------------------------------------------------------------------------------------
                                                                             $  1,047,830
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 7.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA         $1,000      Allegheny County Airport Revenue,
                                   (MBIA), 5.75%, 1/1/10                     $  1,089,940
  Aaa      AAA            590      Allegheny County Airport Revenue,
                                   (MBIA), 5.75%, 1/1/12                          643,826
  Aaa      AAA          1,000      Philadelphia Airport Revenue, (FGIC),
                                   5.375%, 7/1/14                               1,041,070
  Aaa      AAA          1,000      Southeastern Pennsylvania Transportation
                                   Authority, (FGIC), 5.55%, 3/1/14             1,064,680
  ---------------------------------------------------------------------------------------
                                                                             $  3,839,516
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

  RATINGS
  (UNAUDITED)
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)      SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Nursing Home -- 1.5%
  ---------------------------------------------------------------------------------------
  NR       NR          $  250      Chartiers Valley, Industrial and
                                   Commercial Development Authority,
                                   (Beverly Enterprises), 5.30%, 6/1/02      $    253,930
  NR       NR             250      Chartiers Valley, Industrial and
                                   Commercial Development Authority,
                                   (Beverly Enterprises), 5.35%, 6/1/03           253,838
  NR       NR             250      Green County IDA, (Beverly Enterprises,
                                   Inc.), 5.50%, 3/1/08                           247,560
  ---------------------------------------------------------------------------------------
                                                                             $    755,328
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 2.8%
  ---------------------------------------------------------------------------------------
  NR       NR          $  245      Delaware County Authority, (White Horse
                                   Village), 6.30%, 7/1/03                   $    259,457
  NR       NR             505      Delaware County Authority, (White Horse
                                   Village), 6.40%, 7/1/04                        540,946
  Baa2     BBB+           590      Hazleton Health Services Authority,
                                   (Hazleton General Hospital), 5.50%,
                                   7/1/07                                         615,936
  ---------------------------------------------------------------------------------------
                                                                             $  1,416,339
  ---------------------------------------------------------------------------------------
  Solid Waste -- 3.7%
  ---------------------------------------------------------------------------------------
  Baa2     A-          $  500      Greater Lebanon Refuse Authority, 6.20%,
                                   5/15/99                                   $    501,800
  Baa2     A-             500      Greater Lebanon Refuse Authority, 6.20%,
                                   11/15/99                                       509,075
  Baa2     A-             300      Greater Lebanon Refuse Authority, 6.40%,
                                   5/15/00                                        309,081
  Baa2     A-             500      Greater Lebanon Refuse Authority, 6.40%,
                                   11/15/00                                       520,720
  ---------------------------------------------------------------------------------------
                                                                             $  1,840,676
  ---------------------------------------------------------------------------------------
  Transportation -- 2.1%
  ---------------------------------------------------------------------------------------
  Aa3      AA-         $1,000      Southeastern Pennsylvania Transportation
                                   Authority, 6.00%, 6/1/01                  $  1,050,130
  ---------------------------------------------------------------------------------------
                                                                             $  1,050,130
  ---------------------------------------------------------------------------------------
  Total Tax Exempt Investments -- 100.0%
     (identified cost $47,736,936)                                           $ 49,905,706
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Fedreral Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic development in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1999, 56.5% of the securities in the portfolio of investments are backed by bond issuance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 1.1% to a high of 18.1% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.

(2)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 1999

                                           CALIFORNIA    CONNECTICUT      FLORIDA      MASSACHUSETTS      MICHIGAN
                                            LIMITED        LIMITED        LIMITED         LIMITED         LIMITED
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $ 27,931,688    $ 8,361,603   $ 56,582,960     $47,451,800    $  9,640,542
   Unrealized appreciation                   1,451,997        495,952      2,729,429       2,393,141         775,990
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $ 29,383,685    $ 8,857,555   $ 59,312,389     $49,844,941    $ 10,416,532
--------------------------------------------------------------------------------------------------------------------
Cash                                      $        750    $   117,488   $        559     $ 1,014,263    $        922
Interest receivable                            406,394        123,403      1,163,596         687,100         211,306
--------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $ 29,790,829    $ 9,098,446   $ 60,476,544     $51,546,304    $ 10,628,760
--------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------
Payable for when-issued securities        $    883,572    $        --   $    386,901     $        --    $         --
Demand note payable                            227,000             --        138,000              --          13,000
Other accrued expenses                           2,152            533          3,433           2,859              30
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $  1,112,724    $       533   $    528,334     $     2,859    $     13,030
--------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 28,678,105    $ 9,097,913   $ 59,948,210     $51,543,445    $ 10,615,730
--------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 27,226,108    $ 8,601,961   $ 57,218,781     $49,150,304    $  9,839,740
Net unrealized appreciation (computed on
   the basis of identified cost)             1,451,997        495,952      2,729,429       2,393,141         775,990
--------------------------------------------------------------------------------------------------------------------
TOTAL                                     $ 28,678,105    $ 9,097,913   $ 59,948,210     $51,543,445    $ 10,615,730
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 1999

                                           NEW JERSEY      NEW YORK         OHIO       PENNSYLVANIA
                                            LIMITED        LIMITED        LIMITED         LIMITED
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $ 36,941,483   $ 62,315,489   $ 21,838,423    $ 47,736,936
   Unrealized appreciation                   2,483,449      3,426,771      1,077,069       2,168,770
----------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $ 39,424,932   $ 65,742,260   $ 22,915,492    $ 49,905,706
----------------------------------------------------------------------------------------------------
Cash                                      $          2   $        269   $        658    $  1,163,007
Interest receivable                            562,003      1,196,373        366,745         747,368
Receivable for daily variation margin on
   financial futures contracts                      --             --             --           7,177
----------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $ 39,986,937   $ 66,938,902   $ 23,282,895    $ 51,823,258
----------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------
Payable for investments purchased         $         --   $         --   $    200,652    $         --
Payable for when-issued securities                  --        528,820             --       1,050,005
Demand note payable                            202,000        535,000        280,000              --
Other accrued expenses                           4,246          2,329          1,390           2,561
----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $    206,246   $  1,066,149   $    482,042    $  1,052,566
----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 39,780,691   $ 65,872,753   $ 22,800,853    $ 50,770,692
----------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 37,297,242   $ 62,445,982   $ 21,723,784    $ 48,601,922
Net unrealized appreciation (computed on
   the basis of identified cost)             2,483,449      3,426,771      1,077,069       2,168,770
----------------------------------------------------------------------------------------------------
TOTAL                                     $ 39,780,691   $ 65,872,753   $ 22,800,853    $ 50,770,692
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 1999

                                          CALIFORNIA    CONNECTICUT      FLORIDA     MASSACHUSETTS     MICHIGAN
                                            LIMITED       LIMITED        LIMITED        LIMITED        LIMITED
                                           PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------
Interest                                  $ 1,679,122     $507,449     $ 3,463,508     $2,808,095     $  609,481
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 1,679,122     $507,449     $ 3,463,508     $2,808,095     $  609,481
----------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------
Investment adviser fee                    $   145,652     $ 43,610     $   301,844     $  244,974     $   51,653
Trustees fees and expenses                      1,814          186           6,125          8,079            185
Legal and accounting services                  19,363       17,262          22,562         22,463         17,362
Custodian fee                                  24,474       12,787          44,966         39,437         15,567
Bond pricing                                       --        4,546              --             --             --
Amortization of organization expenses             136           --             378            354             --
Miscellaneous                                   7,316          480          11,530          7,341          6,029
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   198,755     $ 78,871     $   387,405     $  322,648     $   90,796
----------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     4,392     $  2,917     $    12,287     $   17,586     $    3,575
   Reduction of investment adviser fee             --       21,626              --             --             --
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     4,392     $ 24,543     $    12,287     $   17,586     $    3,575
----------------------------------------------------------------------------------------------------------------

NET EXPENSES                              $   194,363     $ 54,328     $   375,118     $  305,062     $   87,221
----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 1,484,759     $453,121     $ 3,088,390     $2,503,033     $  522,260
----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   508,612     $ 49,350     $   848,816     $  732,983     $  169,914
   Financial futures contracts               (130,540)     (29,661)       (208,377)      (284,350)       (53,859)
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                         $   378,072     $ 19,689     $   640,439     $  448,633     $  116,055
----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  (263,755)    $ 13,577     $  (716,010)    $ (473,609)    $ (183,643)
   Financial futures contracts                   (209)       3,630          11,838         15,948          2,436
----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  (263,964)    $ 17,207     $  (704,172)    $ (457,661)    $ (181,207)
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)   $   114,108     $ 36,896     $   (63,733)    $   (9,028)    $  (65,152)
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,598,867     $490,017     $ 3,024,657     $2,494,005     $  457,108
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 1999

                                          NEW JERSEY     NEW YORK        OHIO       PENNSYLVANIA
                                            LIMITED       LIMITED       LIMITED        LIMITED
                                           PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------
Interest                                  $ 2,292,343   $ 3,689,798   $ 1,291,008     $2,910,538
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 2,292,343   $ 3,689,798   $ 1,291,008     $2,910,538
-------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------
Investment adviser fee                    $   196,075   $   319,237   $   109,528     $  248,326
Trustees fees and expenses                      2,292         8,079           229          8,080
Legal and accounting services                  22,461        22,606        17,168         22,466
Custodian fee                                  28,180        32,874        20,899         36,372
Amortization of organization expenses             105           219            --            240
Miscellaneous                                  14,628        23,713         8,898         15,678
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   263,741   $   406,728   $   156,722     $  331,162
-------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $        --   $        --   $     5,946     $   10,902
-------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $        --   $        --   $     5,946     $   10,902
-------------------------------------------------------------------------------------------------

NET EXPENSES                              $   263,741   $   406,728   $   150,776     $  320,260
-------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 2,028,602   $ 3,283,070   $ 1,140,232     $2,590,278
-------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   302,337   $   654,504   $   126,261     $  722,466
   Financial futures contracts               (135,039)     (287,095)     (100,635)      (166,778)
-------------------------------------------------------------------------------------------------
NET REALIZED GAIN                         $   167,298   $   367,409   $    25,626     $  555,688
-------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  (313,608)  $   (30,963)  $   (85,291)    $ (771,207)
   Financial futures contracts                 10,457        17,434         3,457         (3,369)
-------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  (303,151)  $   (13,529)  $   (81,834)    $ (774,576)
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)   $  (135,853)  $   353,880   $   (56,208)    $ (218,888)
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,892,749   $ 3,636,950   $ 1,084,024     $2,371,390
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                           CALIFORNIA     CONNECTICUT       FLORIDA      MASSACHUSETTS      MICHIGAN
                                             LIMITED        LIMITED         LIMITED         LIMITED         LIMITED
Increase (Decrease) in Net Assets           PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   1,484,759   $    453,121   $   3,088,390    $   2,503,033   $    522,260
   Net realized gain                            378,072         19,689         640,439          448,633        116,055
   Net change in unrealized appreciation
      (depreciation)                           (263,964)        17,207        (704,172)        (457,661)      (181,207)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   1,598,867   $    490,017   $   3,024,657    $   2,494,005   $    457,108
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   4,228,958   $  1,959,442   $   7,572,648    $  10,696,524   $  1,993,253
   Withdrawals                              (11,447,139)    (3,186,038)    (22,890,275)     (18,230,235)    (3,931,845)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $  (7,218,181)  $ (1,226,596)  $ (15,317,627)   $  (7,533,711)  $ (1,938,592)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $  (5,619,314)  $   (736,579)  $ (12,292,970)   $  (5,039,706)  $ (1,481,484)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                      $  34,297,419   $  9,834,492   $  72,241,180    $  56,583,151   $ 12,097,214
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $  28,678,105   $  9,097,913   $  59,948,210    $  51,543,445   $ 10,615,730
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                           NEW JERSEY       NEW YORK          OHIO       PENNSYLVANIA
                                             LIMITED         LIMITED        LIMITED         LIMITED
Increase (Decrease) in Net Assets           PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   2,028,602   $   3,283,070   $  1,140,232   $   2,590,278
   Net realized gain                            167,298         367,409         25,626         555,688
   Net change in unrealized appreciation
      (depreciation)                           (303,151)        (13,529)       (81,834)       (774,576)
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   1,892,749   $   3,636,950   $  1,084,024   $   2,371,390
------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   6,467,196   $  10,991,896   $  4,003,683   $   7,028,085
   Withdrawals                              (14,119,117)    (23,447,532)    (6,502,512)    (16,336,396)
------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $  (7,651,921)  $ (12,455,636)  $ (2,498,829)  $  (9,308,311)
------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $  (5,759,172)  $  (8,818,686)  $ (1,414,805)  $  (6,936,921)
------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------
At beginning of year                      $  45,539,863   $  74,691,439   $ 24,215,658   $  57,707,613
------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $  39,780,691   $  65,872,753   $ 22,800,853   $  50,770,692
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                           CALIFORNIA     CONNECTICUT       FLORIDA      MASSACHUSETTS      MICHIGAN
                                             LIMITED        LIMITED         LIMITED         LIMITED         LIMITED
Increase (Decrease) in Net Assets           PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   1,871,830   $    536,076   $   4,031,956    $   3,067,243   $    661,189
   Net realized gain (loss)                     461,548          3,686        (130,866)          (1,637)      (127,469)
   Net change in unrealized appreciation
      (depreciation)                          1,003,947        369,866       2,784,387        2,081,917        563,973
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   3,337,325   $    909,628   $   6,685,477    $   5,147,523   $  1,097,693
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   1,661,073   $  1,135,100   $   7,486,705    $   4,381,569   $  1,024,096
   Withdrawals                              (13,895,420)    (4,484,203)    (34,840,194)     (22,915,877)    (5,021,007)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $ (12,234,347)  $ (3,349,103)  $ (27,353,489)   $ (18,534,308)  $ (3,996,911)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $  (8,897,022)  $ (2,439,475)  $ (20,668,012)   $ (13,386,785)  $ (2,899,218)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                      $  43,194,441   $ 12,273,967   $  92,909,192    $  69,969,936   $ 14,996,432
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $  34,297,419   $  9,834,492   $  72,241,180    $  56,583,151   $ 12,097,214
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                           NEW JERSEY       NEW YORK          OHIO       PENNSYLVANIA
                                             LIMITED         LIMITED        LIMITED         LIMITED
Increase (Decrease) in Net Assets           PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   2,529,742   $   4,189,775   $  1,365,120   $   3,105,101
   Net realized gain (loss)                    (191,388)      1,126,492        148,476         430,385
   Net change in unrealized appreciation
      (depreciation)                          1,679,398       2,952,942        773,615       2,258,821
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   4,017,752   $   8,269,209   $  2,287,211   $   5,794,307
------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   2,886,225   $   3,255,202   $  1,303,141   $   2,758,619
   Withdrawals                              (19,630,053)    (36,846,720)    (7,844,546)    (18,720,920)
------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $ (16,743,828)  $ (33,591,518)  $ (6,541,405)  $ (15,962,301)
------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $ (12,726,076)  $ (25,322,309)  $ (4,254,194)  $ (10,167,994)
------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------
At beginning of year                      $  58,265,939   $ 100,013,748   $ 28,469,852   $  67,875,607
------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $  45,539,863   $  74,691,439   $ 24,215,658   $  57,707,613
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                CALIFORNIA LIMITED PORTFOLIO
                                          ------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------
Expenses(1)                                     0.62%          0.61%          0.63%          0.58%          0.53%
Expenses after custodian fee reduction          0.61%          0.59%          0.61%          0.55%            --
Net investment income                           4.67%          4.86%          4.98%          4.82%          4.72%
Portfolio Turnover                                29%            40%            57%            36%            56%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)      $28,678        $34,297        $43,194        $59,216        $82,344
------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               CONNECTICUT LIMITED PORTFOLIO
                                          ------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------
Net expenses(1)                                 0.60%          0.54%          0.54%          0.39%          0.17%
Net expenses after custodian fee
   reduction                                    0.57%          0.52%          0.50%          0.35%            --
Net investment income                           4.79%          4.96%          5.09%          4.91%          4.95%
Portfolio Turnover                                 5%            23%            46%            52%            73%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)       $9,098         $9,834        $12,274        $14,862        $17,316
------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(1)                                     0.83%          0.77%          0.78%          0.72%          0.67%
Expenses after custodian fee reduction          0.80%          0.75%          0.74%          0.68%            --
Net investment income                           4.56%          4.73%          4.85%          4.58%          4.45%
------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended March 31, 1995 have not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 FLORIDA LIMITED PORTFOLIO
                                          ------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------
Expenses(1)                                     0.59%          0.58%          0.59%          0.55%          0.52%
Expenses after custodian fee reduction          0.57%          0.55%          0.57%          0.54%            --
Net investment income                           4.68%          4.90%          4.90%          4.73%          4.73%
Portfolio Turnover                                16%            38%            66%            20%            44%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)      $59,948        $72,241        $92,909       $127,835       $164,579
------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              MASSACHUSETTS LIMITED PORTFOLIO
                                          ------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------
Expenses(1)                                     0.60%          0.60%          0.60%          0.57%          0.54%
Expenses after custodian fee reduction          0.57%          0.56%          0.58%          0.55%            --
Net investment income                           4.67%          4.90%          4.97%          4.72%          4.90%
Portfolio Turnover                                19%            46%            60%            27%            46%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)      $51,543        $56,583        $69,970        $97,135       $119,120
------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 MICHIGAN LIMITED PORTFOLIO
                                          ------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------
Net expenses(1)                                 0.82%          0.71%          0.79%          0.68%          0.48%
Net expenses after custodian fee
   reduction                                    0.79%          0.67%          0.76%          0.64%            --
Net investment income                           4.72%          5.00%          5.09%          5.00%          4.88%
Portfolio Turnover                                16%            21%            28%            40%           111%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)      $10,616        $12,097        $14,996        $21,191        $33,198
------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(1)                                                                                                 0.59%
Net investment income                                                                                       4.77%
------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended March 31, 1995 have not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                NEW JERSEY LIMITED PORTFOLIO
                                          ------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------
Expenses(1)                                     0.62%          0.62%          0.61%          0.57%          0.54%
Expenses after custodian fee reduction          0.62%          0.61%          0.58%          0.55%            --
Net investment income                           4.78%          4.91%          4.96%          4.78%          4.73%
Portfolio Turnover                                13%            21%            37%            42%            44%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)      $39,781        $45,540        $58,266        $80,173        $97,280
------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 NEW YORK LIMITED PORTFOLIO
                                          ------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------
Expenses(1)                                     0.59%          0.61%          0.58%          0.55%          0.52%
Expenses after custodian fee reduction          0.59%          0.59%          0.56%          0.53%            --
Net investment income                           4.74%          4.81%          4.87%          4.66%          4.79%
Portfolio Turnover                                17%            53%            58%            32%            31%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)      $65,873        $74,691       $100,014       $138,728       $173,632
------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                   OHIO LIMITED PORTFOLIO
                                          ------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------
Net expenses(1)                                 0.67%          0.64%          0.68%          0.63%          0.46%
Net expenses after custodian fee
   reduction                                    0.64%          0.64%          0.65%          0.61%            --
Net investment income                           4.85%          5.05%          5.20%          5.06%          4.96%
Portfolio Turnover                                19%            29%            34%            47%           120%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)      $22,801        $24,216        $28,470        $33,529        $39,435
------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(1)                                                                                                 0.58%
Net investment income                                                                                       4.84%
------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               PENNSYLVANIA LIMITED PORTFOLIO
                                          ------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------
Expenses(1)                                     0.62%          0.60%          0.61%          0.58%          0.53%
Expenses after custodian fee reduction          0.60%          0.58%          0.59%          0.56%            --
Net investment income                           4.83%          5.03%          5.11%          4.81%          4.77%
Portfolio Turnover                                16%            36%            51%            24%            39%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)      $50,771        $57,708        $67,876        $92,194       $113,606
------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Connecticut Limited Maturity Municipals Portfolio (Connecticut Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), Michigan Limited Maturity Municipals Portfolio (Michigan Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years, beginning on the date each Portfolio commenced operations.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 1999, each Portfolio paid advisory fees as follows:

PORTFOLIO                                 AMOUNT      EFFECTIVE RATE*
---------------------------------------------------------------------
California Limited                        $ 145,652         0.46%
Connecticut Limited                       $  43,610         0.46%
Florida Limited                           $ 301,844         0.46%
Massachusetts Limited                     $ 244,974         0.46%
Michigan Limited                          $  51,653         0.47%
New Jersey Limited                        $ 196,075         0.46%
New York Limited                          $ 319,237         0.46%
Ohio Limited                              $ 109,528         0.47%
Pennsylvania Limited                      $ 248,326         0.46%

*    As a percentage of average daily net assets.

   To enhance the net income of the Connecticut Limited Portfolio, BMR made a reduction of its fee in the amount of $21,626.
   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 1999, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers and directors/trustees of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended March 31, 1999 were as follows:

                      CALIFORNIA LIMITED PORTFOLIO      CONNECTICUT LIMITED PORTFOLIO
----------------------------------------------------------------------------------------
Purchases                   $         9,214,224                $           464,365
Sales                                13,658,473                          1,303,628


                      FLORIDA LIMITED PORTFOLIO         MASSACHUSETTS LIMITED PORTFOLIO
----------------------------------------------------------------------------------------
Purchases                   $        10,356,183                $        10,233,856
Sales                                22,776,891                         16,444,858

                      MICHIGAN LIMITED PORTFOLIO        NEW JERSEY LIMITED PORTFOLIO
----------------------------------------------------------------------------------------
Purchases                   $         1,766,466                $         5,272,918
Sales                                 3,497,701                         10,750,504

                      NEW YORK LIMITED PORTFOLIO        OHIO LIMITED PORTFOLIO
----------------------------------------------------------------------------------------
Purchases                   $        12,014,567                $         4,313,016
Sales                                21,758,268                          4,816,807

                      PENNSYLVANIA LIMITED PORTFOLIO
-----------------------------------------------------
Purchases                   $         8,691,342
Sales                                15,149,837

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at March 31, 1999, as computed on a federal income tax basis, are as follows:

                                CALIFORNIA           CONNECTICUT
                                LIMITED PORTFOLIO    LIMITED PORTFOLIO
-----------------------------------------------------------------------
AGGREGATE COST                      $   27,931,688       $    8,361,603
-----------------------------------------------------------------------
Gross unrealized appreciation       $    1,464,257       $      496,289
Gross unrealized depreciation              (12,260)                (337)
-----------------------------------------------------------------------
NET UNREALIZED APPRECIATION         $    1,451,997       $      495,952
-----------------------------------------------------------------------

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

                                FLORIDA              MASSACHUSETTS
                                LIMITED PORTFOLIO    LIMITED PORTFOLIO
-----------------------------------------------------------------------
AGGREGATE COST                      $   56,582,960       $   47,451,800
-----------------------------------------------------------------------
Gross unrealized appreciation       $    2,753,436       $    2,441,970
Gross unrealized depreciation              (24,007)             (48,829)
-----------------------------------------------------------------------
NET UNREALIZED APPRECIATION         $    2,729,429       $    2,393,141
-----------------------------------------------------------------------


                                MICHIGAN             NEW JERSEY
                                LIMITED PORTFOLIO    LIMITED PORTFOLIO
-----------------------------------------------------------------------
AGGREGATE COST                      $    9,640,542       $   36,941,483
-----------------------------------------------------------------------
Gross unrealized appreciation       $      796,029       $    2,518,767
Gross unrealized depreciation              (20,039)             (35,318)
-----------------------------------------------------------------------
NET UNREALIZED APPRECIATION         $      775,990       $    2,483,449
-----------------------------------------------------------------------

                                NEW YORK             OHIO
                                LIMITED PORTFOLIO    LIMITED PORTFOLIO
-----------------------------------------------------------------------
AGGREGATE COST                      $   62,315,489       $   21,838,423
-----------------------------------------------------------------------
Gross unrealized appreciation       $    3,440,520       $    1,086,496
Gross unrealized depreciation              (13,749)              (9,427)
-----------------------------------------------------------------------
NET UNREALIZED APPRECIATION         $    3,426,771       $    1,077,069
-----------------------------------------------------------------------

                                PENNSYLVANIA
                                LIMITED PORTFOLIO
--------------------------------------------------
AGGREGATE COST                      $   47,736,936
--------------------------------------------------
Gross unrealized appreciation       $    2,231,709
Gross unrealized depreciation              (62,939)
--------------------------------------------------
NET UNREALIZED APPRECIATION         $    2,168,770
--------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 1999, the California Limited Portfolio, Florida Limited Portfolio, Michigan Limited Portfolio, New Jersey Limited Portfolio, New York Limited Portfolio and Ohio Limited Portfolio, had balances outstanding pursuant to this line of credit of $227,000, $138,000, $13,000, $202,000, $535,000, and $280,000, respectively.
   The Portfolios did not have any significant borrowings or allocated fees during the year ended March 31, 1999.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At March 31, 1999 there were no outstanding obligations under these financial instruments.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO
CONNECTICUT LIMITED MATURITY MUNICIPALS PORTFOLIO
FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO
MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO
MICHIGAN LIMITED MATURITY MUNICIPALS PORTFOLIO
NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO
NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO
OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO
PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO:
--------------------------------------------------

We have audited the accompanying statements of assets and liabilities of California Limited Maturity Municipals Portfolio, Connecticut Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, Michigan Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio, and Pennsylvania Limited Maturity Municipals Portfolio, (the Portfolios) as of March 31, 1999, the related statements of operations for the year then ended, and the statements of changes in net assets for the years ended March 31, 1999, and 1998 and the supplementary data for each of the years in the five year period ended March 31, 1999. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of aforementioned Portfolios, as of March 31, 1999, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                         DELOITTE & TOUCHE LLP
                         Boston, Massachusetts
                         April 30, 1999

Limited Maturity Municipals Portfolios

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

William H. Ahern, Jr.
Vice President and Portfolio Manager of
Connecticut, Massachusetts, Michigan,
New Jersey, New York and Ohio Limited
Maturity Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of
California and Florida Limited Maturity
Municipals Portfolios

Timothy T. Browse
Vice President and Portfolio Manager of
Pennsylvania Limited Maturity Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant